GENERAL	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1: -GENERAL

a.Compugen Ltd. (the “Company”) is a clinical-stage therapeutic discovery and development company utilizing its broadly applicable predictive computational discovery capabilities to identify novel drug targets and new biological pathways to develop therapeutics in the field of cancer immunotherapy. Compugen’s innovative immuno-oncology pipeline consists of four clinical stage programs, targeting immune checkpoints Compugen discovered computationally, COM701, COM902, bapotulimab (formerly known as BAY1905254) and AZD2936. The Company’s lead product candidate, COM701, a potential first-in-class anti-PVRIG antibody, for the treatment of solid tumors, is undergoing Phase 1 clinical trials in dual, and triple combinations under clinical collaboration with Bristol Myers Squibb. COM902, a potential best-in-class, is a therapeutic antibody targeting TIGIT, developed internally and is undergoing a Phase 1 trial to evaluate it in patients with advanced malignancies as a monotherapy and in combination with COM701. Bapotulimab, an antibody targeting ILDR2, licensed to Bayer under a research and discovery collaboration and license agreement, is also in Phase 1 trials in patients with advanced solid tumors. AZD2936 is a novel anti-TIGIT/PD-1 bispecific antibody with a TIGIT component that is derived from Compugen’s COM902 program and is developed by AstraZeneca pursuant to an exclusive license agreement between Compugen and AstraZeneca and is in Phase 1/2 trial in patients with advanced or metastatic non-small cell lung cancer. Compugen’s therapeutic pipeline of early-stage immuno-oncology programs consists of programs aiming to address various mechanisms of immune resistance, including myeloid targets. The innovative immuno-oncology pipeline, the strategic collaborations and the Company’s computational discovery engine serve as the corporate three key building blocks. Compugen’s business model is to selectively enter into collaborations for its novel targets and related drug product candidates at various stages of research and development under various revenue-sharing arrangements.

b.The Company is headquartered in Holon, Israel. Its clinical development activities are headed from its United States subsidiary, Compugen USA, Inc, located in South San Francisco, CA.

c.The Company has incurred losses in the amount of $34,203 during the year ended December 31, 2021, has an accumulated deficit of $422,079 as of December 31, 2021 and has an accumulated negative cash flow from operating activities in the amount of $22,750 for the year ended December 31, 2021. On February 26, 2019, the Company announced a corporate restructuring to reduce costs by consolidating and streamlining R&D operations. The restructuring included reducing its workforce by 35%, consolidating R&D activities in one location in Israel and outsourcing certain preclinical activities to third-party service providers. The Company believes that its existing capital resources will be adequate to satisfy its expected liquidity requirements at the current level of yearly expenditures into 2024.

d.On August 5, 2013, the Company entered into a Research and Development Collaboration and License Agreement (“Bayer Agreement”) with Bayer Pharma AG (“Bayer”) for the research, development, and commercialization of antibody-based therapeutics against two novel, Compugen-discovered immune checkpoint regulators.

Under the terms of the Bayer Agreement, the Company received an upfront payment of $10,000, and, following the return of the CGEN 15022 program in 2017, the Company is eligible to receive an aggregate of over $250,000 in potential milestone payments for Bapotulimab (formerly known as BAY1905254), not including aggregate milestone payments of approximately $23,000 received to date. Additionally, the Company is eligible to receive mid to high single digit royalties on global net sales of any approved products under the collaboration.

Pursuant to the terms of Bayer Agreement, Bapotulimab program was transferred to Bayer’s full control for further preclinical and clinical development activities, and worldwide commercialization under milestone and royalty bearing license from Compugen.

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COMPUGEN LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 1: -GENERAL (Cont.)

e.Effective March 30, 2018, the Company entered into an exclusive license agreement with MedImmune Limited. the global biologics research and development arm of AstraZeneca (“AstraZeneca”) to enable the development of bi-specific and multi-specific immuno-oncology antibody products. Under the terms of the agreement, Compugen provided an exclusive license to AstraZeneca for the development of bi-specific and multi-specific antibody products derived from COM902. AstraZeneca has the right to create multiple products under this license and will be solely responsible for all research, development, and commercial activities under the agreement. Compugen received a $10,000 upfront payment, and received $8,000 milestone payments out of up to $200,000 the Company is eligible to receive in development, regulatory and commercial milestones for the first product in addition to tiered royalties on future product sales. If additional products are developed, additional milestones and royalties would be due to Compugen for each product.

f.On October 10, 2018, the Company entered into a Master Clinical Trial Collaboration Agreement (the “Agreement”) with Bristol-Myers Squibb Company (“Bristol-Myers Squibb”) to evaluate the safety and tolerability of Compugen’s COM701 in combination with Bristol-Myers Squibbs’ PD-1 immune checkpoint inhibitor Opdivo® (nivolumab), in patients with advanced solid tumors.

Pursuant to the Agreement, Compugen is responsible for and will continue sponsoring the ongoing two-part Phase 1 trial, which includes the evaluation of the combination of COM701 and Opdivo®. The collaboration was also designed to address potential future combinations, including trials sponsored by Bristol-Myers Squibb to investigate combined inhibition of checkpoint mechanisms, such as PVRIG and TIGIT. Bristol-Myers Squibb and Compugen each supplies the other company with its own compound for the other party’s study, and otherwise each party is responsible for all costs associated with the study that it is conducting.

In conjunction with the signing of the Agreement in October 2018, Bristol-Myers Squibb made a $12,000 investment in Compugen, see Note 8b.

On February 14, 2020, the Agreement was amended to include a triple combination clinical trial to evaluate the safety, tolerability and antitumor activity of COM701 in combination with Opdivo® (nivolumab), and Bristol-Myers Squibb’s investigational antibody targeting TIGIT known as BMS-986207, in patients with advanced solid tumors, instead of the planned expansion of the combined therapy study designed to evaluate the dual combination of COM701 and Opdivo®.

Pursuant to the Agreement, as amended, the Company sponsors the two-part Phase 1/2 trial, which evaluates the triple combination of COM701, Opdivo® and BMS-986207, in patients with advanced solid tumors where Bristol-Myers Squibb provides Opdivo® and BMS-986207 at no cost to the Company.

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COMPUGEN LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 1: -GENERAL (Cont.)

As part of the amended Agreement, it was agreed that the Company will complete the dose escalation arm of the dual combination of COM701 with Opdivo® under the ongoing Phase 1 study and will not continue the expansion cohorts of the dual combination. However, on February 19, 2021, the Agreement was further amended to include an expansion of the Phase 1 combination study designed to evaluate the dual combination of COM701 and Opdivo® in patients with advanced solid tumors, where the Company is responsible for and sponsors the expansion cohort and Bristol Myers Squibb provides Opdivo® at no cost to the Company for this study.

On November 10, 2021, the Agreement was further amended to establish a joint steering committee (alongside the existing joint development committee which acts at an operational level) to facilitate strategic oversight and guidance for the programs run under the collaboration.

In conjunction with the signing of the amendment to the Agreement in November 2021, Bristol-Myers Squibb made a $20,000 investment in Compugen, see Note 8b.